Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) Customer	Mar. 31, 2021 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	3
Revenue	$ 247,452	$ 268,178
Adjusted EBITDA	173,626	$ 171,249
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		2
Revenue	182,101	$ 199,679
Adjusted EBITDA	122,223	$ 117,036
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer		1
Revenue	25,327	$ 28,408
Adjusted EBITDA	21,699	23,182
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	26,620	26,614
Adjusted EBITDA	20,523	21,203
Water [Member]
Financial information by segment [Abstract]
Revenue	13,404	13,477
Adjusted EBITDA	9,181	9,828
North America [Member]
Financial information by segment [Abstract]
Revenue	74,304	60,585
Adjusted EBITDA	58,266	40,287
South America [Member]
Financial information by segment [Abstract]
Revenue	38,528	38,308
Adjusted EBITDA	29,129	29,943
EMEA [Member]
Financial information by segment [Abstract]
Revenue	134,620	169,285
Adjusted EBITDA	$ 86,231	$ 101,019